FINANCIAL INSTRUMENTS (Details 13) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Closing Balance	R$ 59,338,983	R$ 55,662,057
Fixed Rate Notes [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Closing Balance	15,030,441	15,656,088
Fair value	R$ 12,825,475	R$ 13,782,836